Changes in loans at amortized cost and other assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	₩ 309,205,013
Transfer (from) to 12 month expected credit losses	0
Transfer (from) to lifetime expected credit losses	0
Transfer (from) to credit- impaired financial assets	0
Origination	161,873,842
Collection	(136,252,256)
Charge off	(872,381)
Disposal	(737,040)
Others	757,520
Ending balance	333,974,698
Loans at amortized cost net category | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	245,310,809
Transfer (from) to 12 month expected credit losses	7,532,588
Transfer (from) to lifetime expected credit losses	(20,879,174)
Transfer (from) to credit- impaired financial assets	(1,948,419)
Origination	130,894,396
Collection	(93,938,952)
Charge off	0
Disposal	(121,915)
Others	749,646
Ending balance	267,598,979
Loans at amortized cost net category | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	30,030,619
Transfer (from) to 12 month expected credit losses	(7,527,159)
Transfer (from) to lifetime expected credit losses	20,943,897
Transfer (from) to credit- impaired financial assets	(185,166)
Origination	529,735
Collection	(10,682,116)
Charge off	0
Disposal	(19,056)
Others	(52,157)
Ending balance	33,038,597
Loans at amortized cost net category | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	1,784,601
Transfer (from) to 12 month expected credit losses	(5,429)
Transfer (from) to lifetime expected credit losses	(64,723)
Transfer (from) to credit- impaired financial assets	2,133,585
Origination	315,389
Collection	(1,008,819)
Charge off	(851,397)
Disposal	(582,491)
Others	(23,752)
Ending balance	1,696,964
Other | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	31,599,203
Transfer (from) to 12 month expected credit losses	28,028
Transfer (from) to lifetime expected credit losses	(51,596)
Transfer (from) to credit- impaired financial assets	(22,162)
Origination	30,085,141
Collection	(30,207,574)
Charge off	0
Disposal	0
Others	77,654
Ending balance	31,508,694
Other | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	456,538
Transfer (from) to 12 month expected credit losses	(28,024)
Transfer (from) to lifetime expected credit losses	51,607
Transfer (from) to credit- impaired financial assets	(2,986)
Origination	27,251
Collection	(410,559)
Charge off	0
Disposal	(495)
Others	6,129
Ending balance	99,461
Other | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	23,243
Transfer (from) to 12 month expected credit losses	(4)
Transfer (from) to lifetime expected credit losses	(11)
Transfer (from) to credit- impaired financial assets	25,148
Origination	21,930
Collection	(4,236)
Charge off	(20,984)
Disposal	(13,083)
Others	0
Ending balance	₩ 32,003